Intangible assets, net - Schedule of future amortization expense (Detail)	Dec. 31, 2020 CNY (¥)
Intangible Assets Excluding Goodwill [Abstract]
2021	¥ 60,907,151
2022	25,117,402
2023	21,435,725
2024	9,781,667
2025	¥ 4,796,470